Revenue - Summary of Revenue by Segment and Asset (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reportable segments [line items]
Revenue	$ 44,288	$ 43,129	$ 35,740
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,144	1,241	874
Crude oil [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	3,171	2,933	2,528
Natural gas [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	1,259	1,124	1,029
LNG [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	1,179	920	858
NGL [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	263	294	265
Other petroleum [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	58	137	42
Only copper [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	10,215	12,059	7,323
Other metals [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	623	722	619
Metallurgical coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	7,568	7,331	6,266
Thermal coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	1,553	1,558	1,312
Nickel West [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,193	1,297	950
Other revenue [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	$ 32	$ 32	$ 25